SECURITIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities Details 3
Gross gains recognized on sales of securities	$ 579	$ 737	$ 1,026
Gross losses recognized on sales of securities	(45)	(85)	(197)
Net realized gains on sales of securities available-for-sale	$ 534	$ 652	$ 829